Investment Securities	12 Months Ended
Dec. 31, 2015
Investment Securities
Investment Securities

(2) Investment Securities

The amortized cost and estimated fair value by type of investment security at December 31, 2015 are as follows:

	Held to Maturity
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value
	(Dollars in Thousands)
Other securities	$2,400	$—	$—	$2,400	$2,400
Total investment securities	$2,400	$—	$—	$2,400	$2,400

	Available for Sale
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$3,908,809	$30,959	$(46,557)	$3,893,211	$3,893,211
Obligations of states and political subdivisions	259,150	18,579	(25)	277,704	277,704
Equity securities	28,075	627	(245)	28,457	28,457
Total investment securities	$4,196,034	$50,165	$(46,827)	$4,199,372	$4,199,372

(1)

Included in the carrying value of residential mortgage‑ backed securities are $1,147,143 of mortgage‑backed securities issued by Ginnie Mae, $2,724,839 of mortgage‑backed securities issued by Fannie Mae and Freddie Mac and $21,229 issued by non‑government entities

The amortized cost and estimated fair value of investment securities at December 31, 2015, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

	Held to Maturity		Available for Sale
	Amortized	Estimated	Amortized	Estimated
	Cost	fair value	Cost	fair value
	(Dollars in Thousands)
Due in one year or less	$1,200	$1,200	$—	$—
Due after one year through five years	1,200	1,200	—	—
Due after five years through ten years	—	—	—	—
Due after ten years	—	—	259,150	277,704
Residential mortgage-backed securities	—	—	3,908,809	3,893,211
Equity securities	—	—	28,075	28,457
Total investment securities	$2,400	$2,400	$4,196,034	$4,199,372

The amortized cost and estimated fair value by type of investment security at December 31, 2014 are as follows:

	Held to Maturity
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value
	(Dollars in Thousands)
Other securities	$2,400	$—	$—	$2,400	$2,400
Total investment securities	$2,400	$—	$—	$2,400	$2,400

	Available for Sale
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair	Carrying
	cost	gains	losses	value	value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$4,597,590	$47,960	$(45,178)	$4,600,372	$4,600,372
Obligations of states and political subdivisions	268,763	19,131	(5,618)	282,276	282,276
Equity securities	28,075	1,425	(185)	29,315	29,315
Total investment securities	$4,894,428	$68,516	$(50,981)	$4,911,963	$4,911,963

(1)

Included in the carrying value of residential mortgage‑ backed securities are $1,503,774 of mortgage‑backed securities issued by Ginnie Mae, $3,072,535 of mortgage‑backed securities issued by Fannie Mae and Freddie Mac and $24,063 issued by non‑government entities

Residential mortgage‑backed securities are securities issued by Freddie Mac, Fannie Mae, Ginnie Mae or non‑government entities. Investments in residential mortgage‑backed securities issued by Ginnie Mae are fully guaranteed by the U.S. government. Investments in mortgage‑backed securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. government, however, the Company believes that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in early September 2008 and because securities issued by others that are collateralized by residential mortgage‑backed securities issued by Fannie Mae and Freddie Mac are rated consistently as AAA rated securities.

The amortized cost and fair value of available for sale investment securities pledged to qualify for fiduciary powers, to secure public monies as required by law, repurchase agreements and short‑term fixed borrowings was $1,908,680,000 and $1,903,734,000, respectively, at December 31, 2015.

Proceeds from the sale and call of securities available‑for‑sale were $164,163,000,  $621,588,000 and $178,123,000 during 2015, 2014 and 2013, respectively, which amounts included $128,444,000,  $620,933,000 and $177,623,000 of mortgage‑backed securities. Gross gains of $2,450,000,  $9,479,000 and $9,601,000 and gross losses of $6,132,000,  $8,196,000 and $0 were realized on the sales in 2015, 2014 and 2013, respectively.

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2015 were as follows:

	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$1,083,137	$(9,333)	$1,454,550	$(37,224)	$2,537,687	$(46,557)
Obligations of states and political subdivisions	6,814	(19)	544	(6)	7,358	(25)
Equity securities	5,041	(35)	5,540	(210)	10,581	(245)
	$1,094,992	$(9,387)	$1,460,634	$(37,440)	$2,555,626	$(46,827)

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous loss position, at December 31, 2014 were as follows:

	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$808,072	$(4,910)	$1,836,218	$(40,268)	$2,644,290	$(45,178)
Obligations of states and political subdivisions	8,833	(97)	27,793	(5,521)	36,626	(5,618)
Equity securities	74	(1)	8,066	(184)	8,140	(185)
	$816,979	$(5,008)	$1,872,077	$(45,973)	$2,689,056	$(50,981)

The unrealized losses on investments in residential mortgage‑backed securities are primarily caused by changes in market interest rates. Residential mortgage‑backed securities are primarily securities issued by Freddie Mac, Fannie Mae and Ginnie Mae. The contractual cash obligations of the securities issued by Ginnie Mae are fully guaranteed by the U.S. government. The contractual cash obligations of the securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. government; however, the Company believes that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in early September 2008 and because securities issued by others that are collateralized by residential mortgage‑backed securities issued by Fannie Mae and Freddie Mac are rated consistently as AAA rated securities. The decrease in fair value on residential mortgage‑backed securities issued by Freddie Mac, Fannie Mae and Ginnie Mae is due to market interest rates. The Company has no intent to sell and will more than likely not be required to sell before a market price recovery or maturity of the securities; therefore, it is the conclusion of the Company that the investments in residential mortgage‑backed securities issued by Freddie Mac, Fannie Mae and Ginnie Mae are not considered other‑than‑temporarily impaired. In addition, the Company has a small investment in non‑agency residential mortgage‑backed securities that have strong credit backgrounds and include additional credit enhancements to protect the Company from losses arising from high foreclosure rates. These securities have additional market volatility beyond economically induced interest rate events. It is the conclusion of the Company that the investments in non‑agency residential mortgage‑backed securities are other‑than‑temporarily impaired due to both credit and other than credit issues. An impairment charge of $954,000  ($620,100, after tax), was recorded in 2015 on the non‑agency residential mortgage backed securities. Impairment charges of $817,000  ($531,050, after tax) and $1,374,000  ($893,100, after tax) were recorded in 2014 and 2013, respectively on the non‑agency residential mortgage backed securities. The impairment charges represent the credit related impairment on the securities.

The unrealized losses on investments in other securities are caused by fluctuations in market interest rates. The underlying cash obligations of the securities are guaranteed by the entity underwriting the debt instrument. It is the belief of the Company that the entity issuing the debt will honor its interest payment schedule, as well as the full debt at maturity. The securities are purchased by the Company for their economic value. The decrease in fair value is primarily due to market interest rates and not other factors, and because the Company has no intent to sell and will more than likely not be required to sell before a market price recovery or maturity of the securities, it is the conclusion of the Company that the investments are not considered other‑than‑temporarily impaired.

The following table presents a reconciliation of credit‑related impairment charges on available‑for‑sale investments recognized in earnings for the twelve months ended December 31, 2015 (in Thousands):

Balance at December 31, 2014	$12,623
Impairment charges recognized during period	954
Balance at December 31, 2015	$13,577

The following table presents a reconciliation of credit‑related impairment charges on available‑for‑sale investments recognized in earnings for the twelve months ended December 31, 2014 (in Thousands):

Balance at December 31, 2013	$11,806
Impairment charges recognized during period	817
Balance at December 31, 2014	$12,623

The following table presents a reconciliation of credit‑related impairment charges on available‑for‑sale investments recognized in earnings for the twelve months ended December 31, 2013 (in Thousands):

Balance at December 31, 2012	$10,432
Impairment charges recognized during period	1,374
Balance at December 31, 2013	$11,806